Other reserves (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure of reserves within equity [line items]
Beginning balance, Equity	[1]	$ (314.4)	[2]	$ 328.7		$ 1,341.6
Other comprehensive income		68.7		996.5	[3]	970.8	[3]
Recognition of share-based payment expense		29.1		27.8		13.2
Exercise of share options						(0.1)
Other reclassifications related to share-based payment						(0.5)
Ending balance, Equity		(89.8)		(314.4)	[1],[2]	328.7	[1]
Other reserves
Disclosure of reserves within equity [line items]
Beginning balance, Equity	[1]	1,067.7		8.4		(861.3)
Other comprehensive income		49.2		1,039.8		950.8
Recognition of share-based payment expense		29.1		27.8		13.2
Exercise of share options		(16.6)		(8.3)		(92.9)
Other reclassifications related to share-based payment						(1.4)
Ending balance, Equity		1,129.4		1,067.7	[1]	8.4	[1]
Restructuring reserve
Disclosure of reserves within equity [line items]
Beginning balance, Equity		4.0		4.0		4.0
Ending balance, Equity		4.0		4.0		4.0
Share-based payment reserve
Disclosure of reserves within equity [line items]
Beginning balance, Equity		37.2		17.7		98.8
Recognition of share-based payment expense		29.1		27.8		13.2
Exercise of share options		(16.6)		(8.3)		(92.9)
Other reclassifications related to share-based payment						(1.4)
Ending balance, Equity		49.7		37.2		17.7
Loss on transactions between owners
Disclosure of reserves within equity [line items]
Beginning balance, Equity		(840.4)		(840.4)		(840.4)
Ending balance, Equity		(840.4)		(840.4)		(840.4)
Foreign exchange translation reserve
Disclosure of reserves within equity [line items]
Beginning balance, Equity		1,866.9		827.1		(123.7)
Other comprehensive income		49.2		1,039.8		950.8
Ending balance, Equity		$ 1,916.1		$ 1,866.9		$ 827.1

[1]	Revised for a correction to Property, plant and equipment (see note 34)
[2]	Revised for corrections to Property, plant and equipment and Trade and other payables (see note 34)
[3]	The results for the years ended December 31, 2024 and December 31, 2023 have been re-presented to reflect that the results of the Latam segment are now reported as a discontinued operation. See note 32.1 for more information